Subsequent events	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent events

Note 14. Subsequent events

1.	In April 2026, the Company entered into a short video drama purchase agreement with a company incorporated in Hong Kong to purchase certain short video dramas content (the “Short Video Drama Purchase Agreement”). The transaction contemplated by the Short Video Drama Purchase Agreement was closed on April 24, 2026, under which the Company acquired a portfolio of 10 film and television intellectual property titles, and the content acquisition of premium film and television IPs with a price of $800,000 was paid through equity issuance of 2,285,714 Class A ordinary shares at a price of $0.35 per Class A ordinary share.

2.	In April 2026, the Company completed a $3.8 million private investment in public equity (“PIPE”) financing, by issuing 9,400,000 Class A ordinary shares, par value $0.0001per share, of the Company (“Class A Ordinary Shares”) at a price of $0.35 per Class A Ordinary Share; and 1,428,571 Class B ordinary shares, par value $0.0001 per share, of the Company (“Class B Ordinary Shares”) at a price of $0.35 per Class B Ordinary Share (the “Private Placement”). In relation to this PIPE financing, a sum of $472,424 capital contribution was received in March 2026, while the remaining capital contribution was fully received in April 2026.

3.	In May 2026, the Company consolidated its authorized, issued, and outstanding Class A ordinary shares and Class B ordinary shares of the Company at a ratio of 16:1. After the share consolidation, the authorized share capital of the Company is $50,000 divided into 28,125,000 Class A ordinary shares of par value $0.0016 each and 3,125,000 Class B ordinary shares of par value $0.0016 each.